Restructuring And Other Related Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Severance costs	$ 103.0	$ 76.0	$ 109.0
Other restructuring costs	27.0	25.0	11.0
Continuing operations
Pre-tax restructuring and other related charges	130.4	100.7	120.4
Continuing operations | Cash charges
Pre-tax restructuring and other related charges	119.0	95.0	117.0
Continuing operations | Non-cash charges
Pre-tax restructuring and other related charges	$ 11.0	$ 6.0	$ 3.0